Document and Entity Information	Jul. 31, 2022
Risk/Return:
Registrant Name	EATON VANCE SERIES FUND, INC.
Registrant CIK	0001552324
SEC Form	497
Period end date	Jul. 31, 2022
Investment Company Type	N-1A
Amendment Flag	false